Derivative Instruments and Hedging Activities - Narrative (Details)	May 29, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Derivative [Line Items]
Cash flow hedge gain to be reclassified during next 12 months		$ 600,000	$ 600,000
Interest Rate Swap
Derivative [Line Items]
Derivative, notional amount	$ 325,000,000.0
LIBOR | Interest Rate Swap
Derivative [Line Items]
Derivative, exchange floating rate floor	0.01
Derivative, exchange floating rate basis spread	6.00%
Base Rate | Interest Rate Swap
Derivative [Line Items]
Derivative, basis spread on variable rate	1.188%
Secured Debt | Line of Credit
Derivative [Line Items]
Line of credit facility, maximum borrowing capacity		$ 425,000,000.0
Secured Debt | Line of Credit | Base Rate
Derivative [Line Items]
Derivative, fixed interest rate	6.00%